INTANGIBLE ASSETS (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Apr. 30, 2022	Apr. 30, 2021	Apr. 30, 2022	Apr. 30, 2021	Oct. 31, 2021	Oct. 31, 2020
Goodwill [Line Items]
Expiration of patents description					The expirations of the existing patents range from 2021 to 2039
Book value patent applications, net			$ 129,000	$ 69,000	$ 94,000	$ 1,725,000
Intangible asset amortization expense			140,000	135,000	273,000	337,000
General and Administrative Expense [Member]
Goodwill [Line Items]
Book value patent applications, net	$ 26,000	$ 69,000	129,000	69,000	100,000	1,700,000
Intangible asset amortization expense	$ 70,000	$ 68,000	$ 140,000	$ 135,000	$ 300,000	$ 300,000